DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Assets/ Liabilities Measured at Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
FFAs		$ 1,275
Investments in available-for-sale-securities	17,474	559
Total	17,474	1,834
Total
Assets
FFAs		1,275
Investments in available-for-sale-securities	17,474	559
Total	$ 17,474	$ 1,834